Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments and Other Non-Financial Assets
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2018		December 31, 2017
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash, cash equivalents and restricted cash	Level 1	505,639	505,639	552,174	552,174
Derivative instruments (note 15)
Interest rate swap agreements – assets(1)	Level 2	9,640	9,640	6,081	6,081
Interest rate swap agreements – liabilities(1)	Level 2	(43,175)	(43,175)	(78,560)	(78,560)
Cross currency interest swap agreements – assets(1)	Level 2	—	—	3,758	3,758
Cross currency interest swap agreements – liabilities(1)	Level 2	(29,122)	(29,122)	(54,217)	(54,217)
Foreign currency contracts	Level 2	—	—	81	81
Stock purchase warrants	Level 3	12,026	12,026	30,749	30,749
Freight forward agreements	Level 2	(57)	(57)	—	—
Non-recurring
Vessels held for sale (note 18)	Level 2	—	—	16,671	16,671
Other
Loans to equity-accounted investees	(2)	169,197	(2)	107,486	(2)
Loans to equity-accounted investees and joint venture partners – Long-term	(2)	62,207	(2)	146,420	(2)
Long-term receivable included in accounts receivable and other non-current assets (3)	Level 3	175	174	3,476	3,459
Long-term debt – public (note 8)	Level 1	(856,986)	(851,470)	(963,563)	(979,773)
Long-term debt – non-public (note 8)	Level 2	(2,462,537)	(2,395,300)	(2,454,142)	(2,421,273)
Obligations related to capital leases, including current portion (note 10)	Level 2	(1,673,845)	(1,652,345)	(1,160,457)	(1,148,989)

(1)
The fair value of the Company’s interest rate swap and cross currency swap agreements at December 31, 2018 includes $3.2 million (December 31, 2017 – $5.7 million) accrued interest expense which is recorded in accrued liabilities on the consolidated balance sheets.

(2)
In the consolidated financial statements, the Company’s loans to and equity investments in equity-accounted investees constitute the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. The fair value of the individual components of such aggregate interests is not determinable.

(3)
As at December 31, 2018, the estimated fair value of the non-interest bearing receivable from Royal Dutch Shell Plc (or Shell) is based on the remaining future fixed payments as well as an estimated discount rate. The estimated fair value of this receivable as of December 31, 2018 was $0.2 million (December 31, 2017 – $3.5 million) using a discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from Shell, the discount rate was based on unsecured debt instruments of similar maturity held by the Company, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Changes in Fair Value Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Changes in fair value during the years ended December 31, 2018 and 2017 for the Company's Brookfield Transaction Warrants, Series D Warrants and the TIL stock purchase warrants, as applicable, which are described above and are measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31,
	2018 $	2017 $
Fair value at the beginning of the year	30,749	575
Fair value on acquisition/issuance	2,330	36,596
Unrealized loss included in earnings	(21,053)	(6,422)
Fair value at the end of the year	12,026	30,749